SCHEDULE OF FINANCIAL INSTRUMENT (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Fair Value Disclosures [Abstract]
Balance at beginning of the year/period	$ 398	$ 506	$ 245
Additions			242
Change in fair value recognized in profit or loss			19
Balance at end of the year/period	$ 398	$ 506	$ 506